Pension Plans and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule of benefit obligations in excess of fair value of plan assets
The following tables set forth the status of the defined benefit pension and other post-retirement benefit plans:

2024				2023
Pension		Other post-retirement	Total	Pension	Other post-retirement	Total
Change in defined benefit obligations:
Defined benefit obligation, January 1	$2,483	$215	$2,698	$2,763	$206	$2,969
Current service cost	35	8	43	32	6	38
Interest cost	116	11	127	121	11	132
Actuarial losses (gains)	(35)	(4)	(39)	187	8	195
Benefits paid	(134)	(14)	(148)	(138)	(15)	(153)
Divestiture	—	—	—	(483)	—	(483)
Foreign exchange rate movements	34	5	39	1	(1)	—
Defined benefit obligation, December 31	$2,499	$221	$2,720	$2,483	$215	$2,698
Change in plan assets:
Fair value of plan assets, January 1	$2,393	$—	$2,393	$2,799	$—	$2,799
Administrative expense	(1)	—	(1)	(1)	—	(1)
Interest income on plan assets	114	—	114	125	—	125
Return on plan assets (excluding amounts included in net interest expense)	(13)	—	(13)	48	—	48
Employer contributions	34	14	48	69	15	84
Benefits paid	(134)	(14)	(148)	(138)	(15)	(153)
Divestiture	—	—	—	(510)	—	(510)
Foreign exchange rate movements	34	—	34	1	—	1
Fair value of plan assets, December 31	$2,427	$—	$2,427	$2,393	$—	$2,393
Amounts recognized on Statement of Financial Position:
Fair value of plan assets	$2,427	$—	$2,427	$2,393	$—	$2,393
Defined benefit (obligation)	(2,499)	(221)	(2,720)	(2,483)	(215)	(2,698)
Net recognized (liability) asset, December 31	$(72)	$(221)	$(293)	$(90)	$(215)	$(305)
Components of net benefit expense recognized:
Current service cost	$35	$8	$43	$32	$6	$38
Administrative expense	1	—	1	1	—	1
Net interest expense (income)	2	11	13	(4)	11	7
Other long-term employee benefit losses (gains)	—	5	5	—	3	3
Net benefit expense	$38	$24	$62	$29	$20	$49
Remeasurement of net recognized (liability) asset:
Return on plan assets (excluding amounts included in net interest expense)	$(13)	$—	$(13)	$48	$—	$48
Actuarial gains (losses) arising from changes in demographic assumptions	—	—	—	(4)	—	(4)
Actuarial gains (losses) arising from changes in financial assumptions	36	2	38	(131)	(7)	(138)
Actuarial gains (losses) arising from experience adjustments	(1)	7	6	(52)	2	(50)
Foreign exchange rate movements	—	(5)	(5)	—	1	1
Components of defined benefit costs recognized in Other comprehensive income (loss)	$22	$4	$26	$(139)	$(4)	$(143)

Schedule of assumptions used

	2024		2023
	Canada %	U.S. %	Canada %	UK %	(1)	U.S. %
To determine defined benefit obligation at end of year:
Discount rate for pension plans	4.70	5.70	4.60	n/a		5.35
Rate of compensation increase	2.80	n/a	2.70	n/a		n/a
Pension increases	0.00-0.20	n/a	0.00-0.20	n/a		n/a
To determine net benefit expense for year:
Discount rate for pension plans	4.60	5.35	5.00	4.75		5.55
Rate of compensation increase	2.70	n/a	2.75	n/a		n/a
Pension increases	0.00-0.20	n/a	0.00-0.05	3.05		n/a
Health care trend rates:
Initial health care trend rate	5.02	7.00	5.08	n/a		6.75
Ultimate health care trend rate	4.00	5.00	4.00	n/a		5.00
Year ultimate health care trend rate reached	2040	2033	2040	n/a		2031
	2024		2023
	Canada	U.S.	Canada	UK	(1)	U.S.
Mortality rates:
Life expectancy (in years) for individuals currently at age 65:
Male	24	22	24	n/a		22
Female	25	23	25	n/a		23
Life expectancy (in years) at 65 for individuals currently at age 45:
Male	25	23	25	n/a		23
Female	26	25	26	n/a		25
Average duration (in years) of pension obligation	13.6	9.6	13.8	n/a		9.8

(1)    In 2023, all assets and liabilities associated with the UK pension plans were transferred to the buyer as part of the sale of Sun Life's UK business.

Schedule of effect of percentage-point changes for sensitives
The following table provides the potential impact of changes in key assumptions on the defined benefit obligation for pension and other post-retirement benefit plans as at December 31, 2024. These sensitivities are hypothetical and should be used with caution. The impact of changes in each key assumption may result in greater than proportional changes in sensitivities.

	Pension	Post-retirement benefits
Interest/discount rate sensitivity:(1)
1% decrease	$360	$20
1% increase	$(286)	$(18)
Rate of compensation increase assumption:
1% decrease	$(45)	n/a
1% increase	$51	n/a
Health care trend rate assumption:
1% decrease	n/a	$(9)
1% increase	n/a	$10
Mortality rates:(2)
10% decrease	$52	$2

(1)    Represents a parallel shift in interest rates across the entire yield curve, resulting in a change in the discount rate assumption.
(2)    Represents 10% decrease in mortality rates at each age.

Schedule of allocation of plan assets	omposition of fair value of plan assets is as follows:

As at December 31,	2024	2023
Equity investments	4%	4%
Fixed income investments	76%	77%
Real estate investments	12%	12%
Other	8%	7%
Total composition of fair value of plan assets	100%	100%

Schedule of expected future benefit contributions and benefit payments
The following tables set forth the expected contributions and expected future benefit payments of the defined benefit pension and other post-retirement benefit plans:

	Pension	Post-retirement	Total
Expected contributions for the next 12 months	$38	$18	$56
Expected Future Benefit Payments

	2025	2026	2027	2028	2029	2030 to 2034
Pension	$135	$140	$145	$151	$150	$806
Post-retirement	18	19	19	20	21	114
Total	$153	$159	$164	$171	$171	$920